Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated July 14, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus and Statement of Additional Information (the “SAI”), each dated June 29, 2021 for the iShares National Muni Bond ETF (MUB), iShares Short-Term National Muni Bond ETF (SUB), iShares California Muni Bond ETF (CMF) and iShares New York Muni Bond ETF (NYF) (collectively, the “Funds” and each a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.
The Board of Trustees (the “Board”) has approved the following changes for each Fund that are expected
to be implemented on or around September 15, 2021:

Current Fund Name and Ticker	Current Underlying Index	New Underlying Index
iShares National Muni Bond ETF (MUB)	S&P National AMT-Free Municipal Bond Index	ICE AMT-Free US National Municipal Index
iShares Short-Term National Muni Bond ETF (SUB)	S&P Short Term National AMT-Free Municipal Bond Index	ICE Short Maturity AMT-Free US National Municipal Index
iShares California Muni Bond ETF (CMF)	S&P California AMT-Free Municipal Bond Index	ICE AMT-Free California Municipal Index
iShares New York Muni Bond ETF (NYF)	S&P New York AMT-Free Municipal Bond Index	ICE AMT-Free New York Municipal Index
Change in the Funds’ “Principal Investment Strategies”
The first two paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for MUB shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE
AMT-Free
US National Municipal Index (the “Underlying Index”), which measures the performance of U.S. dollar denominated investment grade tax-exempt
debt publicly issued in the U.S. domestic market by U.S. states and their political subdivisions. As of April 30, 2021, there were 22,968 issues in the Underlying Index. As of April 30, 2021, a significant portion of the Underlying Index is represented by municipal bonds. The components of the Underlying Index are likely to change over time.
The Underlying Index includes municipal bonds, the interest of which is exempt from Federal income taxes and not subject to alternative minimum tax. Each bond in the Underlying Index must have a rating of at least
BBB-
by Standard & Poor’s
®
Global Ratings, a subsidiary of S&P Global, Baa3 by Moody’s Investors Service, Inc., or
BBB-
by Fitch Ratings, Inc. A bond must be rated by at least one of these three rating agencies in order to qualify for the Underlying Index, and the lowest rating will be used in determining if the bond is investment grade. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $100 million and have a minimum par amount (i.e., currently outstanding face value) of $15 million. In addition, each bond must have a minimum remaining term to final maturity greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index and is subject to a capping methodology that aims at reducing index concentration. The Underlying Index is rebalanced on the last calendar day of the month.
The first three paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for SUB shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE Short Maturity
AMT-Free
US National Municipal Index (the “Underlying Index”), which measures performance of short maturity U.S. dollar denominated investment grade tax-exempt
debt publicly issued in the U.S. domestic market by U.S. states and their political subdivisions. As of April 30, 2021, there were 24,518 issues in the Underlying Index. As of April 30, 2021, a significant portion of the Underlying Index is represented by municipal bonds. The components of the Underlying Index are likely to change over time.
The Underlying Index includes municipal bonds, the interest of which is exempt
from Federal income taxes and not subject to alternative minimum tax. Each bond in the Underlying Index must have a rating of at least
BBB-
by Standard & Poor’s
®
Global Ratings, a subsidiary of S&P Global, Baa3 by Moody’s Investors Service, Inc., or
BBB-
by Fitch Ratings, Inc. A bond must be rated by at least one of these three rating agencies in order to qualify for the Underlying Index, and the lowest rating will be used in determining if the bond is investment grade. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $50 million and have a minimum par amount (i.e., currently outstanding face value) of $5 million. In addition, each bond must have a remaining term to final maturity that is less than five years and greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index and is subject to a capping methodology that aims at reducing index concentration. The Underlying Index is rebalanced on the last calendar day of the month. Under normal circumstances, the Fund will seek to maintain a weighted average maturity that is less than three years. Weighted average maturity is a U.S. dollar-weighted average of the remaining term to maturity of the underlying securities in the Fund’s portfolio.
The first two paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for CMF shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE
AMT-Free
California Municipal Index (the “Underlying Index”), which measures the performance of U.S. dollar denominated investment grade tax-exempt
debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions. As of April 30, 2021, there were 3,904 issues in the Underlying Index. As of April 30, 2021, a significant portion of the Underlying Index is represented by municipal bonds. The components of the Underlying Index are likely to change over time.
The Underlying Index includes municipal bonds issued in the State of California (the “State” or “California”), the interest of which is exempt from Federal income taxes and not subject to alternative minimum tax. Each bond in the Underlying Index must have a rating of at least
BBB-
by Standard & Poor’s
®
Global Ratings, a subsidiary of S&P Global, Baa3 by Moody’s Investors Service, Inc., or
BBB-
by Fitch Ratings, Inc. A bond must be rated by at least one of these three rating agencies in order to qualify for the Underlying Index, and the lowest rating will be used in determining if the bond is investment grade. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $100 million and have a minimum par amount (i.e., currently outstanding face value) of $15 million. In addition, each bond must have a minimum remaining term to final maturity greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index and is subject to a capping methodology that aims at reducing index concentration. The Underlying Index is rebalanced on the last calendar day of the month.
The first two paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for NYF shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE
AMT-Free
New York Municipal Index (the “Underlying Index”), which measures the performance of U.S. dollar denominated investment grade tax-exempt
debt publicly issued in the U.S. domestic market by the state of New York and its political subdivisions. As of April 30, 2021, there were 6,854 issues in the Underlying Index. As of April 30, 2021, a significant portion of the Underlying Index is represented by municipal bonds. The components of the Underlying Index are likely to change over time.
The Underlying Index includes municipal bonds issued in the State of New York (the “State” or “New York”), the interest of which is exempt from Federal income taxes and not subject to alternative minimum tax. Each bond in the Underlying Index must have a rating of at least
BBB-
by Standard & Poor’s
®
Global Ratings, a subsidiary of S&P Global, Baa3 by Moody’s Investors Service, Inc., or
BBB-
by Fitch Ratings, Inc. A bond must be rated by at least one of these three rating agencies in order to qualify for the Underlying Index, and the lowest rating will be used in determining if the bond is investment grade. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $20 million and have a minimum par amount (i.e., currently outstanding face value) of $5 million. In addition, each bond must have a minimum remaining term to final maturity greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index and is subject to a capping methodology that aims at reducing index concentration. The Underlying Index is rebalanced on the last calendar day of the month.

iShares National Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated July 14, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus and Statement of Additional Information (the “SAI”), each dated June 29, 2021 for the iShares National Muni Bond ETF (MUB), iShares Short-Term National Muni Bond ETF (SUB), iShares California Muni Bond ETF (CMF) and iShares New York Muni Bond ETF (NYF) (collectively, the “Funds” and each a “Fund”)
Change in the Funds’ “Principal Investment Strategies”
The first two paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for MUB shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE
AMT-Free
US National Municipal Index (the “Underlying Index”), which measures the performance of U.S. dollar denominated investment grade tax-exempt
debt publicly issued in the U.S. domestic market by U.S. states and their political subdivisions. As of April 30, 2021, there were 22,968 issues in the Underlying Index. As of April 30, 2021, a significant portion of the Underlying Index is represented by municipal bonds. The components of the Underlying Index are likely to change over time.
The Underlying Index includes municipal bonds, the interest of which is exempt from Federal income taxes and not subject to alternative minimum tax. Each bond in the Underlying Index must have a rating of at least
BBB-
by Standard & Poor’s
®
Global Ratings, a subsidiary of S&P Global, Baa3 by Moody’s Investors Service, Inc., or
BBB-
by Fitch Ratings, Inc. A bond must be rated by at least one of these three rating agencies in order to qualify for the Underlying Index, and the lowest rating will be used in determining if the bond is investment grade. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $100 million and have a minimum par amount (i.e., currently outstanding face value) of $15 million. In addition, each bond must have a minimum remaining term to final maturity greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index and is subject to a capping methodology that aims at reducing index concentration. The Underlying Index is rebalanced on the last calendar day of the month.

iShares Short-Term National Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated July 14, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus and Statement of Additional Information (the “SAI”), each dated June 29, 2021 for the iShares National Muni Bond ETF (MUB), iShares Short-Term National Muni Bond ETF (SUB), iShares California Muni Bond ETF (CMF) and iShares New York Muni Bond ETF (NYF) (collectively, the “Funds” and each a “Fund”)
Change in the Funds’ “Principal Investment Strategies”
The first three paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for SUB shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE Short Maturity
AMT-Free
US National Municipal Index (the “Underlying Index”), which measures performance of short maturity U.S. dollar denominated investment grade tax-exempt
debt publicly issued in the U.S. domestic market by U.S. states and their political subdivisions. As of April 30, 2021, there were 24,518 issues in the Underlying Index. As of April 30, 2021, a significant portion of the Underlying Index is represented by municipal bonds. The components of the Underlying Index are likely to change over time.
The Underlying Index includes municipal bonds, the interest of which is exempt
from Federal income taxes and not subject to alternative minimum tax. Each bond in the Underlying Index must have a rating of at least
BBB-
by Standard & Poor’s
®
Global Ratings, a subsidiary of S&P Global, Baa3 by Moody’s Investors Service, Inc., or
BBB-
by Fitch Ratings, Inc. A bond must be rated by at least one of these three rating agencies in order to qualify for the Underlying Index, and the lowest rating will be used in determining if the bond is investment grade. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $50 million and have a minimum par amount (i.e., currently outstanding face value) of $5 million. In addition, each bond must have a remaining term to final maturity that is less than five years and greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index and is subject to a capping methodology that aims at reducing index concentration. The Underlying Index is rebalanced on the last calendar day of the month. Under normal circumstances, the Fund will seek to maintain a weighted average maturity that is less than three years. Weighted average maturity is a U.S. dollar-weighted average of the remaining term to maturity of the underlying securities in the Fund’s portfolio.

iShares California Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated July 14, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus and Statement of Additional Information (the “SAI”), each dated June 29, 2021 for the iShares National Muni Bond ETF (MUB), iShares Short-Term National Muni Bond ETF (SUB), iShares California Muni Bond ETF (CMF) and iShares New York Muni Bond ETF (NYF) (collectively, the “Funds” and each a “Fund”)
Change in the Funds’ “Principal Investment Strategies”
The first two paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for CMF shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE
AMT-Free
California Municipal Index (the “Underlying Index”), which measures the performance of U.S. dollar denominated investment grade tax-exempt
debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions. As of April 30, 2021, there were 3,904 issues in the Underlying Index. As of April 30, 2021, a significant portion of the Underlying Index is represented by municipal bonds. The components of the Underlying Index are likely to change over time.
The Underlying Index includes municipal bonds issued in the State of California (the “State” or “California”), the interest of which is exempt from Federal income taxes and not subject to alternative minimum tax. Each bond in the Underlying Index must have a rating of at least
BBB-
by Standard & Poor’s
®
Global Ratings, a subsidiary of S&P Global, Baa3 by Moody’s Investors Service, Inc., or
BBB-
by Fitch Ratings, Inc. A bond must be rated by at least one of these three rating agencies in order to qualify for the Underlying Index, and the lowest rating will be used in determining if the bond is investment grade. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $100 million and have a minimum par amount (i.e., currently outstanding face value) of $15 million. In addition, each bond must have a minimum remaining term to final maturity greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index and is subject to a capping methodology that aims at reducing index concentration. The Underlying Index is rebalanced on the last calendar day of the month.

iShares New York Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated July 14, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus and Statement of Additional Information (the “SAI”), each dated June 29, 2021 for the iShares National Muni Bond ETF (MUB), iShares Short-Term National Muni Bond ETF (SUB), iShares California Muni Bond ETF (CMF) and iShares New York Muni Bond ETF (NYF) (collectively, the “Funds” and each a “Fund”)
Change in the Funds’ “Principal Investment Strategies”
The first two paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for NYF shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE
AMT-Free
New York Municipal Index (the “Underlying Index”), which measures the performance of U.S. dollar denominated investment grade tax-exempt
debt publicly issued in the U.S. domestic market by the state of New York and its political subdivisions. As of April 30, 2021, there were 6,854 issues in the Underlying Index. As of April 30, 2021, a significant portion of the Underlying Index is represented by municipal bonds. The components of the Underlying Index are likely to change over time.
The Underlying Index includes municipal bonds issued in the State of New York (the “State” or “New York”), the interest of which is exempt from Federal income taxes and not subject to alternative minimum tax. Each bond in the Underlying Index must have a rating of at least
BBB-
by Standard & Poor’s
®
Global Ratings, a subsidiary of S&P Global, Baa3 by Moody’s Investors Service, Inc., or
BBB-
by Fitch Ratings, Inc. A bond must be rated by at least one of these three rating agencies in order to qualify for the Underlying Index, and the lowest rating will be used in determining if the bond is investment grade. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $20 million and have a minimum par amount (i.e., currently outstanding face value) of $5 million. In addition, each bond must have a minimum remaining term to final maturity greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index and is subject to a capping methodology that aims at reducing index concentration. The Underlying Index is rebalanced on the last calendar day of the month.